Premises and Equipment (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Maximum Estimated Useful Lives to Amortize Assets	The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years

Summary of Net Rent Expense for Premises and Equipment
The total cost and associated accumulated depreciation for premises and equipment that we own or lease are set out below:

(Canadian $ in millions)							2023							2022
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total
Cost
Balance at beginning of year	119	1,688	2,671	945	2,054	3,435	10,912	99	1,354	2,292	685	1,941	3,201	9,572
Additions/lease modifications	13	91	280	125	413	406	1,328	18	59	319	105	281	329	1,111
Acquisitions	213	276	63	12	25	523	1,112	–	–	–	–	–	–	–
Disposals (1)	(28)	(26)	(109)	(30)	(97)	(60)	(350)	(8)	(44)	(53)	(29)	(246)	(235)	(615)
Foreign exchange and other	6	18	18	8	18	53	121	10	319	113	184	78	140	844
Balance at end of year	323	2,047	2,923	1,060	2,413	4,357	13,123	119	1,688	2,671	945	2,054	3,435	10,912
Accumulated Depreciation and Impairment
Balance at beginning of year	–	1,188	2,007	667	1,270	939	6,071	–	867	1,724	471	1,338	718	5,118
Disposals (1)	–	(25)	(106)	(29)	(94)	(50)	(304)	–	(35)	(48)	(25)	(243)	(153)	(504)
Depreciation	–	70	306	65	169	412	1,022	–	50	225	53	116	336	780
Foreign exchange and other (2)	–	5	21	1	11	55	93	–	306	106	168	59	38	677
Balance at end of year	–	1,238	2,228	704	1,356	1,356	6,882	–	1,188	2,007	667	1,270	939	6,071
Net carrying value	323	809	695	356	1,057	3,001	6,241	119	500	664	278	784	2,496	4,841

(1)	Includes fully depreciated assets written off and assets sold as part of divestitures in 2022. Refer to Note 10.
(2)	Includes impairment charges.